Subsequent Events (Tables)	3 Months Ended
Mar. 31, 2016
Subsequent Events [Abstract]
Schedule of fair values at the effective date of acquisition purchase price
Cash	$81
Receivables, net	1,275
Inventory	909
Property and equipment, net	2,822
Intangible assets	1,028
Goodwill	1,238
Other assets	36
Accounts payable and other liabilities	(981)
Notes payable and current debt	(2,251)
Long-term debt	(280)
$3,877

Schedule of pro forma information
	For the three months ended March 31,
	2016	2015
Revenues	$3,200	$4,412
Net loss attributable to controlling interest	$2,529	$3,104
Net loss per share	$(0.08)	$(0.13)